Filed with the U.S. Securities and Exchange Commission on February 8, 2016

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 694	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 696	☒

(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on ____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ____________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 694 to the Advisors Series Trust’s (the “Trust”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 689 on Form N-1A filed January 26, 2016.  This PEA No. 694 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 689 to the Trust’s Registration Statement for its series: Poplar Forest Partners Fund, Poplar Forest Outliers Fund and Poplar Forest Cornerstone Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 694 meets all of the requirements for effectiveness under Rule 485(b) and the Registrant has duly caused this Post-Effective Amendment No. 694 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 8th day of February, 2016.

                                         Advisors Series Trust

                                                                                                                                                                                                                                         By: /s/ Douglas G. Hess
                                                                                                                                                                                       Douglas G. Hess
                                                                                                                                                                                       President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 694 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Gail S. Duree*	Trustee	February 8, 2016
Gail S. Duree

George J. Rebhan*	Trustee	February 8, 2016
George J. Rebhan

George T. Wofford*	Trustee	February 8, 2016
George T. Wofford

Raymond B. Woolson*	Trustee	February 8, 2016
Raymond B. Woolson

Joe D. Redwine*	Trustee, Chairman and	February 8, 2016
Joe D. Redwine	Chief Executive Officer

/s/ Cheryl L. King	Treasurer and Principal	February 8, 2016
Cheryl L. King	Financial Officer

/s/ Douglas G. Hess	President and Principal	February 8, 2016
Douglas G. Hess	Executive Officer

*By:/s/ Douglas G. Hess		February 8, 2016
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney

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EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

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